Salt High truBetaTM US Market ETF (SLT)
(formerly known as the Salt truBeta High Exposure ETF)
(the “Fund”)
November 1, 2018
Supplement to the
Summary Prospectus
 dated May 9, 2018

Effective immediately, the name of the Fund and its underlying index have been changed as follows:
Old Name	New Name
Salt truBetaTM High Exposure ETF	Salt High truBetaTM US Market ETF
Salt truBetaTM High Exposure Index	Salt High truBetaTM US Market Index

All other aspects of the Fund and its underlying index described in the Summary Prospectus, other than their names, remain unchanged. All references in the Summary Prospectus to the old names are revised to refer to the new names.

Please retain this Supplement with your Summary Prospectus for future reference.

Salt High truBetaTM US Market ETF (SLT)
(formerly known as the Salt truBeta High Exposure ETF)
(the “Fund”)
November 1, 2018
Supplement to the
Prospectus and Statement of Additional Information,
each dated May 9, 2018

Effective immediately, the name of the Fund and its underlying index have been changed as follows:
Old Name	New Name
Salt truBetaTM High Exposure ETF	Salt High truBetaTM US Market ETF
Salt truBetaTM High Exposure Index	Salt High truBetaTM US Market Index

All references in the Prospectus and Statement of Additional Information to the old names are revised to refer to the new names.
The following has been added under “Additional Information About the Fund” on page 6 of the Prospectus:
Additional Information About the Fund’s Principal Investment Strategy. The Fund has adopted the following policy to comply with Rule 35d-1 under the 1940 Act. Such policy has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities that are traded principally in the United States.
The following has been added to the list of non-fundamental investment restrictions on page 9 of the Statement of Additional Information:

3.	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in securities that are traded principally in the United States.
All aspects of the Fund and its underlying index, other than those described above, remain unchanged.

Please retain this Supplement with your Prospectus
and Statement of Additional Information for future reference.